Benefit Plans - Summary of Defined Benefit Plan Amounts Recognized in Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other Comprehensive (Income) Loss, Defined Benefit Plan, after Reclassification Adjustment, before Tax [Abstract]
Net actuarial loss	$ 283	$ 822